Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Nov. 01, 2021	Apr. 07, 2021	Jan. 25, 2021	Aug. 31, 2021	Jan. 25, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 18, 2023	Apr. 10, 2023	Oct. 31, 2022	Oct. 29, 2022	Oct. 28, 2022
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)																28,750,000	28,750,000
Share price (in Dollars per share)						$ 12		$ 12			$ 18
Number of sale units (in Shares)								50,000
Aggregate principal amount														$ 1,200,000	$ 720,000
Outstanding amount of debt											$ 196,631
Warrants price (in Dollars per share)											$ 0.01
Operating Costs and Expenses						$ 1,349,564	$ 615,353	$ 4,855,684	$ 1,497,328	$ 316,021	$ 3,794,176
Accounts payable						$ 5,478,623		$ 5,478,623			$ 783,055
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Number of sale units (in Shares)											3,000,000
Promissory note repaid	$ 223,765
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)						5,750,000		5,750,000		5,750,000	5,750,000	5,750,000				5,750,000	5,750,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)													206,000			23,000,000	17,514,839
Class A Ordinary Shares [Member] | Extension Loan Warrants [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share (in Dollars per share)															$ 1
Warrants price (in Dollars per share)															11.5
One Class A Ordinary Share [Member] | Extension Loan Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrants price (in Dollars per share)															$ 11.5
Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Operating Costs and Expenses						$ 3,264	85,586	$ 27,185	232,053		$ 316,861	$ 29,182
Accounts payable										$ 29,182	84,808	29,182
Accounts payable related parties current						43,940		43,940			55,626
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Administrative expenses						20,000	$ 30,000	80,000	$ 90,000		120,000	20,000
Spectaire [Member] | Merger Agreement [Member] | Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Drawdowns on debt						818,000		818,000
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount											2,500,000
Outstanding amount of debt											25,000
Working Capital Loans [Member] | Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount of debt						$ 661,701		$ 661,701			$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value			$ 25,000		$ 25,000
Share price (in Dollars per share)		$ 0.003
Number of sale units (in Shares)		90,000
Share-based compensation shares grant date fair value per share (in Dollars per share)		$ 2.08						$ 2.08
Share-based compensation shares vested (in Shares)		187,489						187,489
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period shares issued for services (in Shares)			7,187,500		7,187,500
Founder shares forfeited during the period (in Shares)
Founder Shares [Member] | Three Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Number of sale units (in Shares)		30,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 300,000		$ 300,000
Related party transaction fees payable per month	$ 10,000
Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount															$ 720,000
Sponsor [Member] | Convertible Promissory Note [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount															$ 720,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock issued during the period for services value
Number of shares surrendered (in Shares)				1,437,500
Ordinary shares, shares outstanding (in Shares)				5,750,000
Founder shares forfeited during the period (in Shares)
Minimum holding period for transfer								1 year			1 year
Share price (in Dollars per share)											$ 12
Sponsor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 12		$ 12
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount of debt						$ 20,000		$ 20,000		$ 20,000	$ 20,000	$ 20,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction fees payable per month								$ 10,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument conversion price per share (in Dollars per share)						$ 1		$ 1			$ 1
Sponsor [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount						$ 2,500,000		$ 2,500,000
Extension Loan [Member] | Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount of debt						$ 574,815		$ 574,815			$ 196,631